Note 2 - Summary of Significant Accounting Policies: j. Available-for-sale equity securities (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Policies
j. Available-for-sale equity securities

d.      Available-for-sale equity securities – Available-for-sale equity securities are recorded at fair value.  Unrealized gains and losses relating to equity securities classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity unless an other-than-temporary impairment in value has occurred, in which case such accumulated loss would be charged to current period net income (loss).  Unrealized gain and losses originally included in accumulated other comprehensive income are reclassified to the current period net income (loss) when the sale or determination of other-than-temporary-impairment of securities occurs.  Realized gains and losses on the sale of securities are recognized on a specific identification basis.

j.      Available-for-sale equity securities - Available-for-sale equity securities are recorded at fair value.  Unrealized gains and losses relating to equity securities classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity unless an other-than-temporary impairment in value has occurred, in which case such accumulated loss would be charged to current period net income (loss).  Unrealized gain and losses originally included in accumulated other comprehensive income are reclassified to the current period net income (loss) when the sale or determination of other-than-temporary-impairment of securities occurs.  Realized gains and losses on the sale of securities are recognized on a specific identification basis.